Income taxes, Income Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax expense (income) [Abstract]
Current income tax credit (expense)	€ (157.3)	€ (82.6)	€ (333.6)
Deferred income tax credit (expense)	30.6	(30.8)	148.4
Income tax credit (expense) as recognized in the consolidated statement of income	(126.7)	(113.4)	(185.2)
Deferred income tax related to items booked directly to opening equity	5.4	14.9	15.1
Deferred income tax related to items booked directly to opening equity - other	(0.3)	(7.7)	0.0
Deferred income tax related to items booked to equity during the year	0.5	(1.8)	(0.2)
Income tax credit (expense) as recognized in consolidated statement of other comprehensive income	€ 5.6	€ 5.4	€ 14.9
France [Member]
Tax rate [Abstract]
Statutory tax rate	28.41%	32.02%	34.43%